Accounts Payables and Accrued Liabilities (Details) - Schedule of Accounts Payables and Accrued Liabilities - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Payables And Accrued Liabilities Abstract
Accounts payable	[1]	$ 3,147,014	$ 3,784,662
Accrued public fees	[2]	178,491	121,749
Accrued construction cost of goods sold			367,298
Accrued losses	[3]		2,238,578
Accrued medical cost of goods sold			208,512
Accrued g&a		254,557	176,432
Accrued project development costs			77,700
Accrued payroll and benefits	[4]	349,777	545,003
Accrued interest		10,923	11,333
Accrued non-income taxes	[5]	68,760	37,584
Total Accounts Payable and Accrued Liabilities		$ 4,009,522	$ 7,568,851

[1]	Payables also includes insurance financing payable and construction retainage payable balances along with the Company’s normal account payable balances.
[2]	Public fees include accruals for accounting, legal, and SEC compliance expenses.
[3]	Losses for on-going construction projects related to the Construction segment.
[4]	Accrued wages, salaries, PTO, benefits, taxes, and other incentive plan expenses.
[5]	Non-income taxes includes property taxes, franchise taxes and other.